LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	9 Months Ended
	Nov. 30, 2019	Dec. 01, 2018
Cash Flow Lessee [Abstract]
Operating cash flows from operating leases	$ 700.2
Operating cash flows from finance leases	62.2
Financing cash flows from finance leases	78.3	$ 74.5
ROU assets obtained in exchange for operating lease obligations	999.8
ROU assets obtained in exchange for finance lease obligations	$ 0.0
Weighted average remaining lease term - operating leases (in years)	12 years 2 months 12 days
Weighted average remaining lease term - finance leases (in years)	9 years 1 month 6 days
Weighted average discount rate - operating leases	7.10%
Weighted average discount rate - finance leases	13.70%